SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Unrecognized compensation and non-vested	$ 44,122	$ 144,964	$ 147,743
Share-based compensation, vesting period		1 year
Maximum [Member] | Restricted Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based compensation, expiration term		10 years
Stock Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	one-year
Weighted average granted date fair value stock options granted	$ 43.01	$ 40	$ 1,440
Fair value of option vested	$ 284,000	$ 251,117	$ 211,838
Unrecognized compensation and non-vested	$ 333,206	$ 211,661	$ 18,229
Share-based compensation, vesting period		1 year
Stock Options [Member] | Maximum [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based compensation, expiration term	10 years	10 years